Average Annual Total Returns - Strategic Alternatives Fund	Institutional before taxes One Year	Institutional before taxes Since Inception	Institutional before taxes Inception Date	Investor before taxes One Year	Investor before taxes Since Inception	Investor before taxes Inception Date	Investor After Taxes on Distributions One Year		Investor After Taxes on Distributions Since Inception		Investor after taxes on distributions and sale of Fund shares One Year		Investor after taxes on distributions and sale of Fund shares Since Inception		ICE BofAML U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) One Year		ICE BofAML U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg Barclays 1-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes) One Year		Bloomberg Barclays 1-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(0.20%)	1.77%	Jun. 30, 2017	(0.51%)	1.48%	Jun. 30, 2017	(1.13%)	[1]	0.83%	[1]	(0.28%)	[1],[2]	0.89%	[1],[2]	0.67%	[3]	1.53%	[3]	0.54%	[3]	1.45%	[3]

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
[3]	Prior to November 30, 2020, the Fund’s primary broad-based market index was the ICE BofAML U.S. 3-Month Treasury Bill Index. The Fund changed its primary broad-based benchmark index because the Bloomberg Barclays 1-3 Month US Treasury Bill Index compares with the returns of an index of securities that are closer to those in which the Fund invests.